Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

December 23, 2008

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)
(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus and the PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 37, which was filed on December 22, 2008, and (ii) the text of Post-Effective Amendment No. 37 was filed electronically on December 22, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3376 if you have any questions regarding this certification.

Sincerely,

/s/ Christopher S. Ha

Christopher S. Ha

cc:	J. Stephen King, Jr.
Joshua Ratner
Audrey L. Cheng
Brendan C. Fox